Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Segment Reporting

Note 18 – Segment Reporting

The Company has two reportable segments: (i) sales and development of cannabidiol based skin and wellness care and therapeutic products and (ii) sales of merchandise sold to theme parks. Sales of the theme park merchandise are made through the Company’s wholly owned subsidiary SRM Entertainment, Inc. Condensed financial information for the Nine-months ended September 30, 2022 and 2021 follow;

		2022	2021
Jupiter Wellness	Revenue	$91,329	$145,791
	Cost of Sales	59,745	136,132
	Gross Profit (Loss)	$31,584	$9,659

SRM Entertainment	Revenue	$5,199,807	$1,186,071
	Cost of Sales	4,195,629	987,002
	Gross Profit (Loss)	$1,004,178	$199,069	*

Combined	Revenue	$5,291,136	$1,331,862
	Cost of Sales	4,255,374	1,123,134
	Gross Profit (Loss)	$1,035,762	$208,728

Note 17 – Segment Reporting

The Company has two reportable segments: (i) sales and development of cannabidiol (CBD) based skin and wellness care and therapeutic products and (ii) sales of merchandise sold to theme parks. Sales of the theme park merchandise are made through the Company’s wholly owned subsidiary SRM Entertainment, Inc. Condensed financial information for years ended December 31, 2021 and 2020 follow;

		2021	2020
Jupiter Wellness	Revenue	$183,142	$834,812
	Cost of Sales	203,089	477,559
	Gross Profit (Loss)	$(19,947)	$357,253

SRM Entertainment	Revenue	$2,693,131	$230,853	*
	Cost of Sales	2,137,699	147,011	*
	Gross Profit (Loss)	$555,432	$83,842	*

Combined	Revenue	$2,876,273	$1,065,665
	Cost of Sales	2,340,788	624,570
	Gross Profit (Loss)	$535,485	$441,095

*	Amounts for SRM are from the date of acquisition (November 30, 2020) to December 31, 2020